Borrowings - Summary of Present Value of Lease Liability for Right-of-use Asset (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Future Minimum Lease Payments [Line Items]
Lease liability for right-of-use asset	S/ 72,726	S/ 92,870
Maturity Period Less than One Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Lease liability for right-of-use asset	19,950	23,981
Maturity Period Greater than One and Less than Five Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Lease liability for right-of-use asset	42,641	57,713
Maturity Period Greater than Five Year [member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Lease liability for right-of-use asset	S/ 10,135	S/ 11,176